Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Beginning Costs	$ 7,551,468		$ 12,347,921	$ 13,205,748
Additions	7,123,024	$ 219,241	219,241	111,451
Disposals
Ending Costs	14,674,492	12,552,179	12,552,179	13,317,199
Accumulated Amortization	(7,080,077)	(10,320,191)	(10,320,191)	(11,227,812)
Accumulated Impairment		(1,460,910)	(1,460,910)	(1,460,910)
Net Book Value	$ 7,594,415	$ 786,061	$ 786,061	628,477
Patents [Member]
Schedule of Intangible Assets [Line Items]
Amortization Period	15 years	15 years	15 years
Beginning Costs	$ 7,551,468		$ 7,332,227	7,220,776
Additions	218,718	$ 219,241	219,241	111,451
Disposals
Ending Costs	7,770,186	7,506,485	7,506,485	7,332,227
Accumulated Amortization	(6,823,892)	(6,765,407)	(6,765,407)	(6,703,750)
Accumulated Impairment
Net Book Value	$ 946,295	$ 786,061	$ 786,061	$ 628,477
IPR&D [Member]
Schedule of Intangible Assets [Line Items]
Amortization Period		5 years	5 years	5 years
Beginning Costs			$ 5,015,694	$ 5,015,694
Additions
Disposals
Ending Costs		5,015,694	5,015,694	5,015,694
Accumulated Amortization		(3,554,784)	(3,554,784)	(3,554,784)
Accumulated Impairment		(1,460,910)	(1,460,910)	(1,460,910)
Net Book Value
Other intellectual assets [Member]
Schedule of Intangible Assets [Line Items]
Amortization Period		5 years	5 years	5 years
Beginning Costs				$ 969,278
Additions
Disposals
Ending Costs				969,278
Accumulated Amortization				(969,278)
Accumulated Impairment
Net Book Value
Minimum [Member] | Patents [Member]
Schedule of Intangible Assets [Line Items]
Amortization Period		5 years	5 years	5 years
Maximum [Member] | Patents [Member]
Schedule of Intangible Assets [Line Items]
Amortization Period		15 years	15 years	15 years
Previously Reported [Member]
Schedule of Intangible Assets [Line Items]
Beginning Costs			$ 13,317,199
Ending Costs		$ 13,536,440	13,536,440
Accumulated Amortization		(11,289,469)	(11,289,469)
Previously Reported [Member] | Patents [Member]
Schedule of Intangible Assets [Line Items]
Beginning Costs			7,332,227
Ending Costs		7,506,485	7,506,485
Accumulated Amortization		(6,765,407)	(6,765,407)
Previously Reported [Member] | IPR&D [Member]
Schedule of Intangible Assets [Line Items]
Beginning Costs			5,015,694
Ending Costs		5,015,694	5,015,694
Accumulated Amortization		(3,554,784)	(3,554,784)
Previously Reported [Member] | Other intellectual assets [Member]
Schedule of Intangible Assets [Line Items]
Beginning Costs			969,278
Ending Costs		969,278	969,278
Accumulated Amortization		$ (969,278)	$ (969,278)